Fair Value Measurements - Summary Of Changes In Fair Value Of Related Party Derivative Liabilities Related To Convertible Notes (Details) - Related Party Convertible Notes [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Additions	4,187,000
Change in fair value recorded in earnings	208,000
Ending balance	$ 4,395,000